Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Breakdown and Changes in Provisions Whose Unfavorable Outcome is Probable

Breakdown of and changes in provisions whose unfavorable outcome is probable are as follows:

	Labor		Civil		Tax		Total
	BRL		BRL		BRL		BRL
As of December 31, 2015	R$	1,378	R$	1,313	R$	1,238	R$	3,929
Additions		570		3,946		2,217		6,733
Payments		(1,456)		(4,029)		—		(5,485)

As of December 31, 2016	R$	492	R$	1,230	R$	3,455	R$	5,177

	Labor		Civil		Tax		Total		Total
	BRL		BRL		BRL		BRL		USD
As of December 31, 2016	R$	492	R$	1,230	R$	3,455	R$	5,177	U$	1,565
Additions		383		3,039		7,222		10,644		3,218
Payments		(52)		(3,246)		—		(3,298)		(997)

As of December 31, 2017	R$	823	R$	1,023	R$	10,677	R$	12,523	U$	3,786

Summary of Judicial Deposits Amounts Accrues Interest

	Year ended December 31,
	2016		2017		2017
	BRL		BRL		USD
VAT taxes Brazil (PIS and COFINS)[1]	R$	67,548	R$	94,909	US$	28,691
PIS and COFINS on financial income[1]		1,139		2,558		773
Tax on manufactured products (IPI)[2]		2,192		7,489		2,264
Other		938		1,958		592

Total judicial deposits		71,817		106,914		32,320

(1)	Contribution tax on gross revenue for social integration program (PIS) and social security financing (COFINS)

The Company is involved in disputes related to:

i)	Exclusion of VAT tax (ICMS) from PIS and COFINS calculation basis, which started in November 2014. On March 15, 2017, the Brazilian Federal Supreme Court decided for the unconstitutionality of considering the inclusion of the VAT tax (ICMS) from PIS and COFINS calculations basis. Based on this decision, the Company’s lawyers changed the estimate of chance of losing of this legal dispute from possible at December 31, 2016 to remote at December 31, 2017. The Company has not recorded a provision for this proceeding since its lawyers estimate the chance of losing this legal dispute as remote.

Since August of 2017, the Brazilian tax authority has ceased the obligation to make the judicial deposit. The Company is currently waiting the court to define which procedures are necessary to refund the judicial deposit.

ii)	A constitutional challenge on the imposition of PIS and COFINS on financial income.

(2) Tax on manufactured products (IPI)

Summary of Future Payments of Non-Cancellable Operating Leases

The future minimum payments of non-cancellable operating leases are presented below:

	BRL		USD
Up to one year	R$	31,409	US$	9,495
One to five years		101,484		30,678
More than five years		70,621		21,348

Total	R$	203,514	US$	61,521